Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

As of September 30, 2018, our financial assets and liabilities measured at fair value on a recurring basis were categorized as follows:

	Total	Level 1	Level 2		Level 3
Assets
Available for sale customer trust funds assets	$1,720.1	$—	$1,720.1	(a)	$—

Total assets measured at fair value	$1,720.1	$—	$1,720.1		$—

As of December 31, 2017, our financial assets and liabilities measured at fair value on a recurring basis were categorized as follows:

	Total	Level 1	Level 2		Level 3
Assets
Available for sale customer trust funds assets	$1,782.1	$—	$1,782.1	(a)	$—

Total assets measured at fair value	$1,782.1	$—	$1,782.1		$—

(a)	Fair value is based on inputs that are observable for the asset or liability, other than quoted prices.

As of December 31, 2017, our financial assets and liabilities measured at fair value on a recurring basis were categorized as follows:

	Total	Level 1	Level 2		Level 3
Assets
Available for sale customer trust funds assets	$1,782.1	$—	$1,782.1	(a)	$—

Total assets measured at fair value	$1,782.1	$—	$1,782.1		$—

As of December 31, 2016, our financial assets and liabilities measured at fair value on a recurring basis were categorized as follows:

	Total	Level 1	Level 2		Level 3
Assets
Available for sale customer trust funds assets	$1,755.4	$—	$1,755.4	(a)	$—

Total assets measured at fair value	$1,755.4	$—	$1,755.4		$—

(a)	Fair value is based on inputs that are observable for the asset or liability, other than quoted prices.